OTHER CURRENT ASSETS - Analysis of impaired current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other current assets, excluded financial assets	¥ 3,580,742	¥ 4,590,312
Other current assets, excluded financial assets, net of provision for impairment	3,576,587	4,584,259
Other current assets
Disclosure of financial assets [line items]
Less: provision for impairment	(4,155)	(6,053)
Impaired financial assets
Disclosure of financial assets [line items]
Other current assets, excluded financial assets	1,816,699	1,905,985
Other current assets, excluded financial assets, net of provision for impairment	139,498	233,750
Impaired financial assets | Other current assets
Disclosure of financial assets [line items]
Less: provision for impairment	(1,677,201)	(1,672,235)
Within 1 year | Impaired financial assets
Disclosure of financial assets [line items]
Other current assets, excluded financial assets	7,305	28,375
Between 1 and 2 years | Impaired financial assets
Disclosure of financial assets [line items]
Other current assets, excluded financial assets	1,775	38,234
Between 2 and 3 years | Impaired financial assets
Disclosure of financial assets [line items]
Other current assets, excluded financial assets	28,313	215,169
Over 3 years | Impaired financial assets
Disclosure of financial assets [line items]
Other current assets, excluded financial assets	¥ 1,779,306	¥ 1,624,207